Equity Investments - Schedule of Income (Loss) from Equity Investments (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Investments, All Other Investments [Abstract]
Equity investment in publicly listed company	$ 43	$ 0	$ 72	$ 0
Equity method investments	(5)	(1)	(17)	(15)
Non-marketable equity securities (includes NAV)	1	0	(2)	2
Total income (loss) from equity investments, net	$ 39	$ (1)	$ 53	$ (13)